Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 56,142	$ 3,089
Addition		53,053
Impairment	(11,941)
Reclassification to held-for-sale assets (Note 15)	(12,273)
Goodwill, Ending Balance	31,928	56,142
Easemob
Goodwill [Line Items]
Goodwill, Beginning Balance	53,053
Addition		53,053
Impairment	(8,852)
Reclassification to held-for-sale assets (Note 15)	(12,273)
Goodwill, Ending Balance	31,928	53,053
Agora
Goodwill [Line Items]
Goodwill, Beginning Balance	3,089	3,089
Impairment	$ (3,089)
Goodwill, Ending Balance		$ 3,089